Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
LEASE
7.	LEASE

The Group leases office space under non-cancelable operating lease agreement, which expire through 2028. As of December 31, 2024 and 2025, the Group’s operating leases had a weighted average discount rate of 4.75% and 4.75%, respectively. The Group uses its incremental borrowing rate as the discount rate for leases. The incremental borrowing rate is based on the Group’s actual borrowing rates, adjusted for collateral and term. Weighted-average remaining lease term for the year ended December 31, 2024 and 2025 were 1.0 years and 3.0 years, respectively.

Operating lease cost for the year ended December 31, 2025 was $41, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2025 was $12. Operating lease cost for the year ended December 31, 2024 was $234, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2024 was $85. Operating lease cost for the year ended December 31, 2023 was $483, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2023 was $27.

Cash paid for amounts included in the measurement of operating lease liabilities was $484, $150 and $70 for the year ended December 31, 2023, 2024 and 2025, respectively.

Operating Leases (’000)
$
Year ended December 31,
-2026	13
-2027	17
-2028	15
Total undiscounted lease payments	45
Less: imputed interest	(3)
Total	$42

Including:
- Operating lease liabilities - current	12
- Operating lease liabilities – non current	30
Total	$42